EXHIBIT 99.3

John Deere Owner Trust 2007

Servicer’s Certificate

$239,000,000 Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000 Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000 Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000 Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Oct-07
Actual Payment Date (A/360)	15-Oct-07
Collection Period Begin Date	27-Aug-07
Collection Period End Date	23-Sep-07
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	28

(1) Total Distribution Amount:	$30,881,589.22
(a) Total cash receipts during the month	$21,928,414.51
(b) Administrative repurchases during the month	$8,888,666.26
(c) Investment earnings on cash accounts	$64,508.45

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$3,630,254.25
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$398,490.92
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$829,258.33
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$1,533,000.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$869,505.00
(ii) ‘Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$25,669,273.92
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$25,669,273.92
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$25,669,273.92

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:	$29,299,528.17

(6) Reserve Account balance:
(a) Beginning balance:	$15,241,187.00
(b) Amount of deposit from Collection Account to Reserve Account:	$0.00
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.00
(d) Ending Balance (after giving effect to all distributions):	$15,241,187.00
(e) Specified Reserve Account Balance (after all distributions and adjustments):	$15,241,187.00

(7) Servicing Fee:	$709,708.51
(a) Amount of Servicing Fee earned:	$709,708.51
(b) Amount of Servicing Fee paid:	$709,708.51
(c) Amount of Servicing Fee Shortfall:	$0.00

(8) (a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
(d) Certificateholders’ Principal Distributable Amount:	$0.00

(9) Certificateholders’ Distributable Amount:	$0.00

(10) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$872,252.54

(11) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$825,670,978.26

(b) Note Value as of the end of the related Collection Period:	$847,533,591.68

(c) Number of Accounts at the end of the related Collection Period:	18,570

(12) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$70,454,496.47
(ii) Class A-1 Note Pool Factor:	0.2947887

(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$191,000,000.00
(ii) Class A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$365,000,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$205,800,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of the Certificates:	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(13) Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(14) (i) Aggregate amount of net losses for the collection period:	$157,299.36
(ii) Cumulative amount of net losses:	$496,154.71
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%

(15) (i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.08%
(ii) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.84%

(16) Collateral Composition
(a) Number of loans at the beginning of the period:	18,758
(b) Number of loans at the end of the period:	18,570
(c) Weighted average remaining term on receivables:	44.70
(d) Prepayment amount - monthly:	$6,276,751.22
(e) Prepayment amount - life-to-date:	$83,033,846.50
(f) Weighted average APR of the pool assets:	7.49%
(g) Pool Factor:	0.83